INVESTMENTS - Schedule of investments categorized by investment class (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 8,611		$ 8,678
Net amount in accumulated impairment	5,651		$ 5,625
Impairment recognized	0	$ 0
Gain from equity method investments	$ 2	$ 133